Average Annual Total Returns - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income II Portfolio	Apr. 29, 2023
VIP Freedom Lifetime Income II Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(13.83%)
Past 5 years	2.95%
Past 10 years	4.98%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0801
Average Annual Return:
Past 1 year	(13.17%)
Past 5 years	2.75%
Past 10 years	4.90%